STATEMENTS OF NET ASSETS - USD ($)	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Investment in The Prudential Variable Contract Real Property Partnership	$ 119,311,703	$ 116,099,605
Net Assets	119,311,703	116,099,605
NET ASSETS, representing:
Equity of contract owners	76,903,740	79,624,156
Equity of Pruco Life Insurance Company	42,407,963	36,475,449
Net Assets	$ 119,311,703	$ 116,099,605
Portfolio shares held (in shares)	2,295,033	2,295,033
Portfolio net asset value per share (in dollars per share)	$ 51.99	$ 50.59
Contract owner units outstanding (in shares)	18,007,135	19,056,983